Financial Risk Management Policy - Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management Policy
Profit attributable to the Parent	€ 596,642	€ 662,700	€ 545,456
Equity attributable to the Parent	€ 4,225,554	€ 3,629,079
Return on equity	14.00%	18.00%
Treasury stock as a percentage of capital, held by parent	0.60%	0.60%